Intangible Assets, Net and Goodwill - Changes in intangible assets with definite useful lives (Details) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Analysis of the changes in intangible assets
Balance at beginning of the period		$ 40,389,842
Balance at end of the period	$ 38,927,089	38,927,089	$ 40,389,842
Amortization expense		3,120,202	2,547,570
Impairment adjustments	1,167,264
Discontinued operations
Analysis of the changes in intangible assets
Amortization expense			9,616
Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period		15,166,067	15,166,067
Balance at end of the period	15,070,025	15,070,025	15,166,067
Impairment adjustments		117,606
Soccer player rights
Analysis of the changes in intangible assets
Amortization expense		47,628	422,065
Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period		11,285,949
Balance at end of the period	10,369,238	10,369,238	11,285,949
Intangible Assets with Finite Useful Lives | Trademarks with finite useful lives
Analysis of the changes in intangible assets
Balance at beginning of the period		48,314
Balance at end of the period			48,314
Intangible Assets with Finite Useful Lives | Licenses and Software
Analysis of the changes in intangible assets
Balance at beginning of the period		4,395,522
Balance at end of the period	4,604,123	4,604,123	4,395,522
Intangible Assets with Finite Useful Lives | Subscriber lists
Analysis of the changes in intangible assets
Balance at beginning of the period		602,159
Balance at end of the period	195,307	195,307	602,159
Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Analysis of the changes in intangible assets
Balance at beginning of the period		5,249,030
Balance at end of the period	4,961,363	4,961,363	5,249,030
Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period		990,924
Balance at end of the period	608,445	608,445	990,924
Cost
Analysis of the changes in intangible assets
Balance at beginning of the period		66,614,306
Balance at end of the period	68,918,302	68,918,302	66,614,306
Cost | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period		37,510,413	38,207,399
Acquisitions		1,357,290	1,869,707
Transfers from property, plant and equipment		770,090	602,197
Reclassifications from other accounts		2,792,374
Retirements and impairment adjustments		(2,153,794)	(3,108,985)
Effect of translation		84,078	(59,905)
Balance at end of the period	40,360,451	40,360,451	37,510,413
Cost | Intangible Assets with Finite Useful Lives | Trademarks with finite useful lives
Analysis of the changes in intangible assets
Balance at beginning of the period		2,236,012	2,227,096
Acquisitions		9,823	8,916
Balance at end of the period	2,245,835	2,245,835	2,236,012
Cost | Intangible Assets with Finite Useful Lives | Licenses and Software
Analysis of the changes in intangible assets
Balance at beginning of the period		16,990,167	15,111,644
Acquisitions		1,266,988	1,481,655
Transfers from property, plant and equipment		770,090	602,197
Reclassifications from other accounts		2,435,700
Retirements and impairment adjustments		(204,742)	(165,029)
Effect of translation		62,400	(40,300)
Balance at end of the period	21,320,603	21,320,603	16,990,167
Cost | Intangible Assets with Finite Useful Lives | Subscriber lists
Analysis of the changes in intangible assets
Balance at beginning of the period		8,779,649	8,791,701
Retirements and impairment adjustments		(134,846)
Effect of translation		18,660	(12,052)
Balance at end of the period	8,663,463	8,663,463	8,779,649
Cost | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Analysis of the changes in intangible assets
Balance at beginning of the period		5,824,365	5,824,365
Balance at end of the period	5,824,365	5,824,365	5,824,365
Cost | Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period		3,680,220	6,252,593
Acquisitions		80,479	379,136
Reclassifications from other accounts		356,674
Retirements and impairment adjustments		(1,814,206)	(2,943,956)
Effect of translation		3,018	(7,553)
Balance at end of the period	2,306,185	2,306,185	3,680,220
Accumulated Amortization
Analysis of the changes in intangible assets
Balance at beginning of the period		(26,224,464)
Balance at end of the period	(29,991,213)	(29,991,213)	(26,224,464)
Accumulated Amortization | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period		(26,224,464)	(26,187,705)
Amortization of the year		(3,120,202)	(2,547,570)
Other amortization of the year		(47,628)	(422,065)
Reclassifications from other accounts		(1,405,856)
Retirements and impairment adjustments		890,319	2,879,861
Effect of translation		(83,382)	53,015
Balance at end of the period	(29,991,213)	(29,991,213)	(26,224,464)
Accumulated Amortization | Intangible Assets with Finite Useful Lives | Trademarks with finite useful lives
Analysis of the changes in intangible assets
Balance at beginning of the period		(2,187,698)	(2,115,570)
Amortization of the year		(58,137)	(72,128)
Balance at end of the period	(2,245,835)	(2,245,835)	(2,187,698)
Accumulated Amortization | Intangible Assets with Finite Useful Lives | Licenses and Software
Analysis of the changes in intangible assets
Balance at beginning of the period		(12,594,645)	(10,952,399)
Amortization of the year		(2,395,212)	(1,820,411)
Reclassifications from other accounts		(1,242,761)
Retirements and impairment adjustments		(421,290)	139,190
Effect of translation		(62,572)	38,975
Balance at end of the period	(16,716,480)	(16,716,480)	(12,594,645)
Accumulated Amortization | Intangible Assets with Finite Useful Lives | Subscriber lists
Analysis of the changes in intangible assets
Balance at beginning of the period		(8,177,490)	(7,874,480)
Amortization of the year		(312,184)	(315,062)
Reclassifications from other accounts		(79,806)
Retirements and impairment adjustments		115,214
Transfers and reclassifications		4,770
Effect of translation		(18,660)	12,052
Balance at end of the period	(8,468,156)	(8,468,156)	(8,177,490)
Accumulated Amortization | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Analysis of the changes in intangible assets
Balance at beginning of the period		(575,335)	(287,668)
Amortization of the year		(287,667)	(287,667)
Balance at end of the period	(863,002)	(863,002)	(575,335)
Accumulated Amortization | Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period		(2,689,296)	(4,957,588)
Amortization of the year		(67,002)	(52,302)
Other amortization of the year		(47,628)	(422,065)
Reclassifications from other accounts		(83,289)
Retirements and impairment adjustments		1,196,395	2,740,671
Transfers and reclassifications		(4,770)
Effect of translation		(2,150)	1,988
Balance at end of the period	$ (1,697,740)	$ (1,697,740)	$ (2,689,296)